Stock-Based Compensation - Schedule of Estimates the Fair Value of Each Option Award (Details) - $ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Stock-Based Compensation [Line Items]
Weighted-average fair value (in Dollars per share)			$ 2.52	$ 2.45
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation [Line Items]
Expected volatility	113.90%	104.90%	105.00%	100.00%
Expected term	1 year	5 years	5 years	5 years
Risk-free interest rate	3.87%	3.94%	3.94%	1.26%
Maximum [Member]
Stock-Based Compensation [Line Items]
Expected volatility	122.40%	106.60%	114.00%	134.00%
Expected term	5 years 3 months 18 days	6 years 2 months 12 days	6 years 2 months 12 days	7 years
Risk-free interest rate	4.31%	4.92%	4.92%	4.24%